Leases - Summary of Information Pertaining to Lease Amounts in Financial Statements (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Assets and Liabilities, Lessee [Abstract]
ROU asset	$ 220,261	$ 44,925
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	ROU asset	ROU asset
Operating lease liabilities - Current	$ 173,045	$ 36,385
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Operating lease liabilities - Current	Operating lease liabilities - Current
Operating lease liabilities - Non-current	$ 36,700
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Operating lease liabilities - Non-current	Operating lease liabilities - Non-current
Total lease liabilities	$ 209,745	$ 36,385